Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net increase (decrease) in net assets from operations	$ (15,432,374)	$ 15,268,037
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(123,446,760)	(144,921,765)
Sales and maturities of U.S. government securities	144,160,024	149,020,000
Amortization of discounts and premiums	(16,041)	(42,401)
Increase (decrease) in due from brokers	2,849,471	(6,064,445)
Increase (decrease) in unrealized appreciation on open forward contracts	493,844	(169,343)
Increase (decrease) in futures contracts purchased	8,622,942	(7,164,054)
Increase (decrease) in unrealized depreciation on open forward contracts	44,731	(1,353,979)
Increase (decrease) in futures contracts sold	(2,334,068)	1,374,655
Increase in management fees	64,488	14,584
Increase in fees payable	101,352	56,749
Net cash provided by (used in) operating activities	15,107,609	6,018,038
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	7,732,694	12,158,957
Redemptions, net of redemptions payable	(23,920,889)	(16,749,111)
Net cash provided by (used in) financing activities	(16,188,195)	(4,590,154)
Net increase (decrease) in cash	(1,080,586)	1,427,884
Cash, beginning of year	2,069,942	642,058
Cash, end of year	989,356	2,069,942
SERIES A
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(6,022,225)	5,090,804
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(54,284,521)	(60,809,701)
Sales and maturities of U.S. government securities	62,057,937	60,780,000
Amortization of discounts and premiums	(6,688)	(17,759)
Increase (decrease) in due from brokers	(2,490,331)	(3,193,478)
Increase (decrease) in unrealized appreciation on open forward contracts	151,084	(93,270)
Increase (decrease) in futures contracts purchased	2,797,107	(2,373,970)
Increase (decrease) in unrealized depreciation on open forward contracts	30,036	(363,992)
Increase (decrease) in futures contracts sold	(795,207)	435,094
Increase in management fees	40,575	8,390
Increase in fees payable	69,125	27,498
Net cash provided by (used in) operating activities	1,546,892	(510,384)
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	4,502,641	7,499,106
Redemptions, net of redemptions payable	(6,486,862)	(6,829,657)
Net cash provided by (used in) financing activities	(1,984,221)	669,449
Net increase (decrease) in cash	(437,329)	159,065
Cash, beginning of year	770,535	611,470
Cash, end of year	333,206	770,535
SERIES B
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(9,410,149)	10,177,233
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(69,162,239)	(84,112,064)
Sales and maturities of U.S. government securities	82,102,087	88,240,000
Amortization of discounts and premiums	(9,353)	(24,642)
Increase (decrease) in due from brokers	5,339,802	(2,870,967)
Increase (decrease) in unrealized appreciation on open forward contracts	342,760	(76,073)
Increase (decrease) in futures contracts purchased	5,825,835	(4,790,084)
Increase (decrease) in unrealized depreciation on open forward contracts	14,695	(989,987)
Increase (decrease) in futures contracts sold	(1,538,861)	939,561
Increase in management fees	23,913	6,194
Increase in fees payable	32,227	29,251
Net cash provided by (used in) operating activities	13,560,717	6,528,422
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	3,230,053	4,659,851
Redemptions, net of redemptions payable	(17,434,027)	(9,919,454)
Net cash provided by (used in) financing activities	(14,203,974)	(5,259,603)
Net increase (decrease) in cash	(643,257)	1,268,819
Cash, beginning of year	1,299,407	30,588
Cash, end of year	$ 656,150	$ 1,299,407